Short-Term Investments (Details) - Fixed interest rate [Member]	Dec. 31, 2020
Bottom of range [Member]
Short-Term Investments (Details) [Line Items]
Interest rate on deposits	0.63%
Top of range [Member]
Short-Term Investments (Details) [Line Items]
Interest rate on deposits	0.89%